Business Segment Data	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Business Segment Data
Note 20. Business Segment Data
The Company’s Chief Executive Officer is the Chief Operating Decision Maker (“CODM”) of the Company. The CODM makes operating decisions, allocates resources and assesses performance based on review of historical and potential future product sales, operating expenses, and net income (loss).
Based on the information utilized by the CODM to operate the Company, there is one operating segment and reportable segment, Technology. The Technology segment includes the business activities of Accelsius, a consolidated subsidiary focused on development and manufacture of data center cooling products. Other components of the Company’s consolidated information primarily include operations relating to the original platform business, service activities, Refinity, and equity method investment activities (“Other”).
The following table presents information about the Company’s Technology segment for the Successor period from October 2, 2024 through December 31, 2024, the Predecessor period from January 1, 2024 through October 1, 2024, and for the Predecessor year ended December 31, 2023. The information includes the significant expense categories and amounts regularly provided to the CODM for the reportable segment, which may reflect a different presentation than amounts presented elsewhere in the consolidated financial statements. Inter-segment transactions are not eliminated from segment results when management considers those transactions in assessing the results of the Technology segment.

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Revenue from external customers	$233	$95	$—
Interest income	—	7	14

Cost of sales	$3,752	$777	$—
Employee costs	3,933	8,076	6,849
Facilities, equipment & supplies	121	581	499
General and administrative	751	398	296
Outside services	390	842	844
Research and development	3,224	2,711	1,443
Sales and marketing	193	442	288
Depreciation expense *	6	99	8
Interest expense	90	564	1,039
Income tax expense (benefit)	(3,637)	432	—
Other **	168	1,832	(635)
Total Expenses	$8,991	$16,754	$10,631

Net Loss	$(8,758)	$(16,652)	$(10,617)
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*Represents depreciation not already included in Cost of sales.
**     Other - change in fair value of financial liabilities, loss on conversion of promissory notes, travel and other miscellaneous expenses.
The following table reconciles the reportable segment to amounts reflected in our consolidated financial statements.

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Revenues:
Technology	$233	$95	$—
Other	250	750	1,198
Elimination of management services provided to Technology	(27)	(81)	(81)
Consolidated Revenues	$456	$764	$1,117

Interest Expense:
Technology	$90	$564	$1,039
Other	1,240	1,069	328
Consolidated Interest Expense	$1,330	$1,633	$1,367

Interest Income:
Technology	$—	$7	$14
Other	198	326	129
Consolidated Interest Income	$198	$333	$143

Depreciation and Amortization Expense:
Technology	$5,455	$146	$8
Other	—	—	—
Consolidated Depreciation and Amortization Expense	$5,455	$146	$8

Net Loss:
Technology	$(8,758)	$(16,652)	$(10,617)
Other	(61,335)	(11,546)	(20,367)
Consolidated Net Loss	$(70,093)	$(28,198)	$(30,984)

Capital Expenditures:
Technology	$266	$736	$645
Other	—	—	—
Consolidated Capital Expenditures	$266	$736	$645
All long-lived assets are located entirely in the United States of America (USA). Segment assets are not reviewed by the CODM and therefore are not disclosed.